Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes

(a)	Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	British Virgin Island
Pursuant to the rules and regulations of the British Virgin Island, the Group is not subject to any income tax in the British Virgin Island.

(c)	Hong Kong Profits Tax
The Group’s subsidiaries incorporated in Hong Kong are subject to a two-tiered income tax rate on its taxable income generated from operations in Hong Kong effective on April 1, 2018. The first HK
$2
million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e.,
8.25
%) while the remaining profits will continue to be taxed at the existing
16.5
% tax rate. Under the Hong Kong tax laws, which are effective from January 1, 2023, entities in HK are exempted from the Hong Kong income tax on its foreign-derived income if the HK entities meet economic substance requirement or participation requirement. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

(d)	Singapore
Tax on corporate income is imposed at a flat rate of 17%. A partial tax exemption and a three-year start-up
tax exemption for qualifying
start-up
companies are available. Under partial tax exemption, 75% of the first SGD 10,000 of chargeable income is tax exempt and 50% of the next SGD 190,000 of chargeable income is tax exempt. Under start-up
tax exemption, 75% of the first SGD 100,000 of chargeable income is tax exempt and 50% of the next SGD 100,000 of chargeable income is tax exempt. The start-up
exemption is not available to property development and investment holding companies.

(e)	PRC Enterprise Income Tax (“EIT”)
Shanghai Intchains obtained its High and New Technology Enterprises (“HNTE”) certificate with a valid period of three years in 2019. Therefore, Shanghai Intchains is eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In December 2022, Shanghai Intchains received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from 2022 to 2024. In addition, Shanghai Intchains is qualified as an integrated circuit design enterprise and enjoying a
5-year
tax holiday (two years full exemption followed by three years half reduction) beginning from 2021 after utilizing all prior years’ tax losses.

The Group’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.
The carry forward period for net operating losses under the EIT Law is five years for general enterprises and ten years for HNTE and all tax losses have been utilized during the year of 2021. However, Shanghai Intchains is eligible to enjoy a preferential tax rate of 0% after utilizing all prior year’s tax losses from 2021 to 2022 and 12.5% from 2023 to 2025.

(f)	PRC Withholding Income Tax on Dividends
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.”
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign- invested Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
As of December 31, 2022 and 2023, the Company did not record any withholding tax on the retained earnings of its subsidiaries in the PRC as the Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the year ended December 31,
	2021	2022	2023
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	—	—	(1.25	% )
Effect of preferential tax rates and tax holiday	(22.79%)	(18.34%)	(12.20%)
Effect of expenses not deductible for tax purposes (i)	0.01%	0.01%	(1.56%)
Effect of additional deduction of research and development expense	(2.22%)	(2.64%)	13.01%
Effect of tax losses and temporary differences utilized	—	(0.81%)	1.64%

Total	0.00%	3.22%	24.64%

(i)	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.
Composition of income tax expense/(benefit)
The current and deferred portions of income tax expense/(benefit) included in the consolidated statements of operations and comprehensive income are as follows:

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Current tax	—	11,814	4,185
Deferred taxation	—	42	(12,941)

Income tax expenses/(benefit)	—	11,856	(8,756)

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed.

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(in thousands)
Deferred tax assets:
Accrued expense and others	80	129
Inventory provision	207	3,996
Impairment on prepayment	—	35
Product warranty	33	6
Tax loss	—	9,883

Total deferred tax assets before valuation allowance	—	14,049
Valuation allowance	—	(503)

Total deferred tax assets	320	13,546

Deferred tax liabilities:
Accelerated tax depreciation	(362)	(647)

Total deferred tax liabilities	(362)	(647)

Presentation in the consolidate balance sheet:
Deferred tax assets	—	12,899
Deferred tax liabilities	(42)	—

Net deferred tax assets/(liabilities)	(42)	12,899

In accordance with ASC 740, for each
tax-paying
entity within a particular jurisdiction, all deferred tax assets and liabilities shall be offset and presented as a single amount within a particular tax jurisdiction rather than on a legal entity by entity basis. Therefore, certain non-current
deferred tax assets and liabilities of the Group were offset and presented on a net basis on the consolidated balance sheets of the Group.
The
Group
evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.
As of December 31, 2022 and 2023, the Group had taxable losses of nil and RMB62,534,000 derived from the entity in the PRC, which can be carried forward for ten years to offset future taxable profit for the subsidiary qualified as HNTE in 2023. The PRC taxable loss will expire in 2033 if not utilized. As of December 31, 2022 and 2023, the Group had taxable losses of nil and RMB2,957,000 derived from the entity in Singapore, which can be carried forward with no expiration date.
As of December 31, 2023, the valuation allowance of RMB503,000 was principally related to the tax loss from the entity in Singapore. The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of the entity in Singapore is more likely than not to be realized. Consequently, the Group has provided full valuation allowances for the entity in Singapore on the related deferred tax assets. The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Beginning balance	—	—	—
Additions during the year	—	—	503

Ending balance	—	—	503